Non-controlling interests - Components of non-controlling interests (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 7,996	$ 7,580		$ 7,621
Ordinary shares
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 7,996			$ 7,621

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.